REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Deferred Revenues and Deferred Costs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deferred revenues:
Deferred product revenues	$ 166	$ 695
Deferred maintenance and professional services revenues	48,928	56,900
Revenue Remaining Performance Obligation	49,094	57,595
Less - amounts offset from accounts receivable	(8,543)	(22,032)
Deferred revenues	40,551	35,563
The change in deferred revenues:
Balance at beginning of year	57,595	56,629
Deferred revenue relating to new sales	16,644	40,225
Revenue recognition during the period	(25,145)	(39,259)
Balance at end of year	49,094	57,595
Less - amounts offset from accounts receivable	$ (8,543)	$ (22,032)